Condensed Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Cash flows from operating activities:
Net income (loss) before attribution of noncontrolling interests	¥ (951,395)	¥ 756,833
Adjustments to reconcile net income (loss) before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	167,943	170,033
Reversal of credit losses	(97,785)	(10,838)
Reversal of impairment of assets held for sale	(134,141)	0
Loss on valuation adjustment for loans held for sale	209,107	0
Investment securities (gains) losses—net	493,309	(335,333)
Foreign exchange gains—net	(182,854)	(351,120)
Equity in earnings of equity method investees—net	(186,906)	(216,085)
Provision (benefit) for deferred income tax expense	(541,331)	140,264
Decrease (increase) in trading account assets, excluding foreign exchange contracts	(1,224,746)	1,354,468
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts	2,548,147	(1,919,720)
Decrease (increase) in accrued interest receivable and other receivables	(68,686)	62,853
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables	(80,915)	52,145
Net decrease in collateral for derivative transactions	658,823	318,095
Decrease in cash collateral for the use of Bank of Japan’s settlement infrastructure	0	74,838
Other—net	(560,688)	385,916
Net cash provided by operating activities	47,882	482,349
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)	28,509,178	36,628,771
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)	17,429,364	13,035,476
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option)	(39,576,717)	(53,270,580)
Proceeds from maturities of Held-to-maturity debt securities	44,469	323,592
Purchases of Held-to-maturity debt securities	(8,392,086)	(456,091)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)	1,759,782	1,104,787
Purchases of Equity securities (including purchases of equity securities under the fair value option)	(1,036,709)	(690,250)
Net decrease (increase) in loans	(3,623,985)	3,565,029
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	(33,161)	2,103,589
Capital expenditures for premises and equipment	(49,054)	(52,473)
Purchases of intangible assets	(134,595)	(132,040)
Proceeds from sales of consolidated VIEs and subsidiaries—net	(28,499)	8,497
Other—net	62,856	117,577
Net cash provided by (used in) investing activities	(5,069,157)	2,285,884
Cash flows from financing activities:
Net increase (decrease) in deposits	42,228	(240,823)
Net increase in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	4,545,312	204,096
Net decrease in due to trust account and other short-term borrowings	(10,018,516)	(111,665)
Proceeds from issuance of long-term debt	2,996,406	2,308,084
Repayments of long-term debt	(2,049,260)	(3,392,919)
Proceeds from sales of treasury stock	1,111	2,686
Dividends paid	(182,860)	(160,479)
Payments for acquisition of treasury stock	(238,784)	(8,507)
Other—net	(16,092)	174,193
Net cash used in financing activities	(4,920,455)	(1,225,334)
Effect of exchange rate changes on cash and cash equivalents	1,968,560	255,995
Net increase (decrease) in cash and cash equivalents	(7,973,170)	1,798,894
Cash and cash equivalents at beginning of period	111,111,544	103,328,790	¥ 103,328,790
Cash, due from banks and interest-earning deposits in other banks	101,684,194	103,610,992	109,820,547
Restricted cash included in other assets	12,622	1,316
Cash and cash equivalents reclassified as assets held for sale and included in other assets (Note 2)	1,441,558	1,515,376
Cash and cash equivalents at end of period	103,138,374	105,127,684	¥ 111,111,544
Cash paid during the period for:
Interest	552,301	298,794
Income taxes, net of refunds	273,730	94,460
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements	7,308	1,231
Assets acquired under operating lease arrangements	13,582	35,475
Assets reclassified, excluding cash and cash equivalents	1,794,976	10,193,119
Liabilities reclassified	¥ 2,592,893	¥ 10,874,609